(14) Debt Obligations: Schedule of Debt (Details) (USD $)	Dec. 31, 2013		Sep. 30, 2013
Details
Note payable	$ 51,230		$ 64,111
Capital Lease Obligations	51,734	[1]	59,266	[1]
Automobile loans	3,501	[2]	5,306	[2]
Total debt obligations	106,465		128,683
Current portion of long-term debt	(87,115)		(88,095)
Long-term debt, net of current portion	$ 19,350		$ 40,588

[1]	Effective interest rates that range between 8.51% and 17.44%. Leases mature between June 2015 and November 2015.
[2]	Secured by vehicles. Interest rate is 7.06%, due June 2014.